2002 SEMI-ANNUAL REPORT
March 31, 2002

MORGAN STANLEY LOGO

Morgan Stanley Institutional Fund Trust

ADVISORY PORTFOLIOS

Advisory Foreign Fixed Income Portfolio
Advisory Foreign Fixed Income II Portfolio
Advisory Mortgage Portfolio

2002 SEMI-ANNUAL REPORT
March 31, 2002

Table of Contents

Morgan Stanley Institutional Fund Trust
is pleased to present the Semi-Annual
Report for the Trust's Advisory
Portfolios as of March 31, 2002.

President's Letter                                          1
-------------------------------------------------------------
PORTFOLIO OVERVIEWS AND STATEMENTS OF NET ASSETS
Advisory Foreign Fixed Income Portfolio                     2
-------------------------------------------------------------
Advisory Foreign Fixed Income II Portfolio                  5
-------------------------------------------------------------
Advisory Mortgage Portfolio                                 8
-------------------------------------------------------------
STATEMENTS OF OPERATIONS                                   17
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                        18
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                       19
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                              22
-------------------------------------------------------------

This semi-annual report contains
certain investment return information.
Past performance is not indicative of
future results and the investment
return and principal value of an
investment will fluctuate so that an
investor's shares, when redeemed, may
be worth either more or less than their
original cost.
This report has been prepared for
shareholders and may be distributed to
others only if preceded or accompanied
by a current prospectus.

2002 SEMI-ANNUAL REPORT
March 31, 2002
                                                                               1

President's Letter

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Fund Trust's Semi-Annual Report for the six months ended March 31, 2002. Our Fund currently offers 24 portfolios that provide investors with a diverse array of equity, fixed-income, and asset allocation products. In this report you will find performance statistics and a complete list of holdings for each of the Fund's Advisory Portfolios. The Semi-Annual Report for the Fixed Income/Balanced and Equity Portfolios of the Fund are presented separately.

MARKET OVERVIEW

In the six months after the devastating terrorist attacks of September 11, U.S. markets and the economy proved resilient. Equity markets bounced back, commerce resumed, and the economy managed to surpass expectations.

During the half year ending March 2002, most equity markets enjoyed a significant rebound after lows were made on September 21, just five trading days after the September 11 terrorist attacks. The Dow Jones Industrials gained 18% from October to March, while the S&P 500 had a somewhat more subdued gain of 10%. The Nasdaq, even after retreating from its post-September high in January, appreciated 23% for the six-month period. Small-cap equities also were buoyant; the Russell 2000 index rose 25% from October to March.

From the September lows, growth issues outperformed value issues. The S&P Barra Growth grew by 12%, while the value index grew by 8% for the half year.

Consistent with the Nasdaq's good performance, the strongest S&P 500 sector from October to March was technology, which gained 25%. Following not far behind were materials (23%) and consumer discretionary (21%). Health care remained flat for the time period after being one of the strongest sectors during much of the bear market. Bringing up the rear was the telecommunications group, which lost 25% over the six months. Telecoms have lost nearly 60% of their value since their peak in late 1999.

During this period, bonds also appreciated, driven by extraordinarily aggressive Fed easing. After September 11, the Federal Reserve lopped 125 basis points off of an already low fed funds rate, bringing the overnight rate to 1.75%. The Lehman Brothers Aggregate Bond index gained 0.14% for the six months ending March. Most of the appreciation in bond prices came at the short end of the yield curve.

But the pace of bond market gains was markedly slower than earlier quarters, largely because the economy appeared much more resilient than many had expected. In December, the National Bureau of Economic Research declared that the U.S. economy had officially entered a recession in March 2001. But to the surprise of many, in the fourth quarter of 2001, the economy grew by 1.7%, rather than an expected decline. After a brief respite in September and October, consumer spending and sentiment were very strong through March 2002. In addition, there were signs of a rebound in manufacturing activity, and the jobless rate stabilized.

MARKET OUTLOOK

As the economy gathers steam, we believe corporate profits seem to recover. The economy already surprised markets by expanding in the fourth quarter and it appears ready to surprise to the up-side yet again over the next few quarters. Consumption remained strong despite the recession in manufacturing, consumer confidence is high, and the job market has stabilized. We believe the benefits of the Fed's aggressive easing to continue to radiate throughout the economy, boosting markets.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President
April 2002

2

Portfolio Overview (Unaudited)

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

The Advisory Foreign Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in fixed income securities of government and corporate issuers in countries other than the U.S., including both investment grade and high yield securities rated B or higher (commonly referred to as "junk bonds"). The Portfolio may invest, to a limited degree, in issuers located in emerging markets. A portion of these securities may be asset-backed and, to a lesser extent, mortgage securities. The securities held in the Portfolio ordinarily will be denominated in foreign currencies, including the Euro. There is no minimum or maximum maturity for any individual security. The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------
ADVISORY FOREIGN FIXED INCOME PORTFOLIO
--------------------------------------------

                                    Institutional       Salomon Broad
                                      Class [ ]     Investment Grade Index
------------------------------------------------------------------------------
Six Months                             (4.79%)              0.10%
------------------------------------------------------------------------------
One Year                                1.48%               5.34%
------------------------------------------------------------------------------
Five Years                              6.45%               7.56%
------------------------------------------------------------------------------
Since Inception                         8.89%               7.95%
------------------------------------------------------------------------------

*Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

[ ]Represents an investment in the Institutional Class. The Advisory Foreign Fixed Income Portfolio commenced operations on 10/7/94.

TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE SALOMON BROAD INVESTMENT GRADE INDEX, AN UNMANAGED MARKET INDEX. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

FOREIGN INVESTMENTS ARE SUBJECT TO CERTAIN RISKS SUCH AS CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, AND POLITICAL DEVELOPMENTS. HIGH-YIELD FIXED-INCOME SECURITIES, OTHERWISE KNOWN AS "JUNK BONDS", REPRESENT A MUCH GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN HIGHER-RATED BONDS.

                                                                               3
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Statement of Net Assets (Unaudited)

ADVISORY FOREIGN FIXED INCOME PORTFOLIO
FIXED INCOME SECURITIES (95.7%)

                                           RATINGS           FACE
                                          (STANDARD         AMOUNT      VALUE
             MARCH 31, 2002               & POOR'S)          (000)     (000)+
-------------------------------------------------------------------------------
DANISH KRONE (4.5%)
Kingdom of Denmark
 6.00%, 11/15/09                             AAA      DKK    64,750   $   7,868
-------------------------------------------------------------------------------
GROUP TOTAL                                                               7,868
-------------------------------------------------------------------------------
EURO (87.1%)
Depfa Pfandbriefbank
 3.75%, 1/15/09                              AAA      EUR    10,700       8,464
 ?5.50%, 1/15/10                             AAA                900         787
Deutsche Ausgleichsbank
 4.00%, 7/4/09                               AAA              9,000       7,245
Deutschland Republic
 4.00%, 7/4/09                               AAA              9,400       7,609
Eurohypo AG
 4.00%, 4/27/09                              AAA              9,400       7,538
European Investment Bank
 4.00%, 4/15/09                              AAA              2,500       2,015
Federal Home Loan Mortgage Corporation
 5.75%, 9/15/10                              Agy              9,250       8,189
Government of France O.A.T
 4.00%, 10/25/09                             AAA             44,870      36,116
 8.50%, 4/25/03                              AAA                  1           1
+Government of Italy
 4.25%, 11/1/09                              Aa3             46,000      37,395
+Kingdom of Spain
 5.15%, 7/30/09                              Aaa              9,000       7,779
+Netherlands Government
 3.75%, 7/15/09                              Aaa              9,500       7,542
Quebec Province
 5.125%, 1/4/09                               A+              5,300       4,525
Rheinische Hypothekenbank AG
 5.75%, 7/5/10                               AAA              9,800       8,680
Syngenta Luxembourg Finance II S.A.
 5.50%, 7/10/06                               A-             10,126       8,741
-------------------------------------------------------------------------------
GROUP TOTAL                                                             152,626
-------------------------------------------------------------------------------

                                           RATINGS           FACE
                                          (STANDARD         AMOUNT      VALUE
                                          & POOR'S)          (000)     (000)+
-------------------------------------------------------------------------------
UNITED STATES DOLLAR (4.1%)
U.S. Treasury Note
 5.00%, 8/15/11                              Tsy            $ 7,500   $   7,249
-------------------------------------------------------------------------------
GROUP TOTAL                                                               7,249
-------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
 $174,883)                                                              167,743
-------------------------------------------------------------------------------
CASH EQUIVALENT (2.0%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.0%)
**J.P. Morgan Securities Inc.,
 1.78%, dated 3/29/02, due 4/1/02
 (Cost $3,527)                                                3,527       3,527
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (97.7%) (Cost
 $178,410)                                                              171,270
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.3%)
Foreign Currency (Cost $19)                                                  19
Cash                                                                          1
Interest Receivable                                                       4,066
Receivable from Investment Adviser                                            2
Net Unrealized Gain on Forward Foreign
 Currency Contracts                                                          46
Other Assets                                                                 19
Payable for Administrative Fees                                            (12)
Payable for Trustees' Deferred
 Compensation Plan -- Note F                                               (21)
Other Liabilities                                                          (42)
                                                                      ---------
                                                                          4,078
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $ 175,348
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

4

                                                                        VALUE
                                                                       (000)+
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
NET ASSETS
Applicable to 47,745,370 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                     $ 175,348
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                             $    3.67
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                      $ 181,912
 Undistributed Net Investment Income (Loss)                               2,004
 Undistributed Realized Net Gain (Loss)                                 (1,410)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                (7,140)
   Foreign Currency Transactions                                           (18)
-------------------------------------------------------------------------------
NET ASSETS                                                            $ 175,348
-------------------------------------------------------------------------------

+     See Note A1 to Financial Statements.
?     144A security. Certain conditions for public sale may exist.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
+ Moody's Investors Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.

    The accompanying notes are an integral part of the financial statements.

                                                                               5
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Portfolio Overview (Unaudited)

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

The Advisory Foreign Fixed Income II Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in investment grade fixed income securities of government and corporate issuers in countries other than the U.S., including, to a limited degree, issuers located in emerging markets. A portion of these securities may be asset-backed and, to a lesser extent, mortgage securities. The securities held in the Portfolio ordinarily will be denominated in foreign currencies, including the Euro. There is no minimum or maximum maturity for any individual security. The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio. AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------
ADVISORY FOREIGN FIXED INCOME II PORTFOLIO
--------------------------------------------

                               Institutional       Salomon Broad
                                 Class [ ]     Investment Grade Index
-------------------------------------------------------------------------
Six Months                        (4.62%)              0.10%
-------------------------------------------------------------------------
One Year                           1.22%               5.34%
-------------------------------------------------------------------------
Since Inception                    3.84%               9.20%
-------------------------------------------------------------------------

*Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

[ ]Represents an investment in the Institutional Class. The Advisory Foreign Fixed Income II Portfolio commenced operations on 6/20/00.

TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE SALOMON BROAD INVESTMENT GRADE INDEX, AN UNMANAGED MARKET INDEX. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

FOREIGN INVESTMENTS ARE SUBJECT TO CERTAIN RISKS SUCH AS CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, AND POLITICAL DEVELOPMENTS.

6

Statement of Net Assets (Unaudited)

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO
FIXED INCOME SECURITIES (94.2%)

                                              RATINGS       FACE
                                             (STANDARD     AMOUNT      VALUE
              MARCH 31, 2002                 & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
DANISH KRONE (4.5%)
Kingdom of Denmark
 6.00%, 11/15/02                                N/R      DKK    405   $     48
 6.00%, 11/15/09                                AAA          19,250      2,339
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,387
------------------------------------------------------------------------------
EURO (83.0%)
Depfa Pfandbriefbank
 3.75%, 1/15/09                                 AAA      EUR  3,075      2,432
 ?5.50%, 1/15/10                                AAA             225        197
 5.63%, 2/7/03                                  AAA              70         62
Deutsche Ausgleichsbank
 4.00%, 7/4/09                                  AAA           1,165        938
Deutschland Republic
 4.00%, 7/4/09                                  AAA           2,700      2,185
Eurohypo AG
 4.00%, 4/27/09                                 AAA           1,900      1,524
European Investment Bank
 4.00%, 4/15/09                                 AAA           1,100        886
Federal Home Loan Mortgage Corporation
 5.75%, 9/15/10                                 Agy           2,865      2,536
Government of France O.A.T
 4.00%, 10/25/09                                AAA          13,220     10,641
 8.50%, 4/25/03                                 AAA             260        237
+Government of Italy
 4.25%, 11/1/09                                 Aa3          14,650     11,910
+Kingdom of Spain
 5.15%, 7/30/09                                 Aaa           2,870      2,477
 5.25%, 1/31/03                                 Aaa              45         40
Netherlands Government
 +3.75%, 7/15/09                                Aaa           3,100      2,461
 6.50%, 4/15/03                                 AAA              60         54
Quebec Province
 5.13%, 1/4/09                                   A+             625        534
Rheinische Hypothekenbank AG
 5.75%, 7/5/10                                  AAA           2,205      1,953
Syngenta Luxembourg Finance II S.A.
 5.50%, 7/10/06                                  A-           2,950      2,546
Treuhandanstalt
 7.38%, 12/2/02                                 AAA             285        254
------------------------------------------------------------------------------
GROUP TOTAL                                                             43,867
------------------------------------------------------------------------------

                                              RATINGS       FACE
                                             (STANDARD     AMOUNT      VALUE
                                             & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
UNITED STATES DOLLAR (6.7%)
U.S. Treasury Note
 5.00%, 8/15/11                                 Tsy         $ 3,700   $  3,576
------------------------------------------------------------------------------
GROUP TOTAL                                                              3,576
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $52,046)                                                         49,830
------------------------------------------------------------------------------
CASH EQUIVALENTS (3.6%)
------------------------------------------------------------------------------
U.S. TREASURY SECURITY (0.2%)
U.S. Treasury Bill
 1.93%, 4/18/02                                                 100        100
------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.4%)
**J.P. Morgan Securities Inc., 1.78%, dated
 3/29/02, due 4/1/02                                          1,800      1,800
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (Cost $1,900)                                                           1,900
------------------------------------------------------------------------------
TOTAL INVESTMENTS (97.8%)
 (Cost $53,946)                                                         51,730
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.2%)
Interest Receivable                                                      1,188
Receivable from Investment Adviser                                          19
Other Assets                                                                 1
Payable for Administrative Fees                                            (4)
Payable for Trustees' Deferred
 Compensation Plan -- Note F                                               (1)
Net Unrealized Loss on Forward Foreign
 Currency Contracts                                                       (14)
Payable for Bank Overdraft                                                (24)
Other Liabilities                                                         (28)
                                                                      --------
                                                                         1,137
------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $ 52,867
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 5,245,387 outstanding shares of
 beneficial interest (unlimited authorization, no par value)          $ 52,867
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                             $  10.08
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

                                                                               7
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                                       VALUE
                                                                       (000)+
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                      $ 54,893
 Undistributed Net Investment Income (Loss)                                531
 Undistributed Realized Net Gain (Loss)                                  (309)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                               (2,216)
   Foreign Currency Transactions                                          (32)
------------------------------------------------------------------------------
NET ASSETS                                                            $ 52,867
------------------------------------------------------------------------------

+     See Note A1 to Financial Statements.
?     144A security. Certain conditions for public sale may exist.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
+ Moody's Investors Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.

    The accompanying notes are an integral part of the financial statements.

8

Portfolio Overview (Unaudited)

ADVISORY MORTGAGE PORTFOLIO

The Advisory Mortgage Portfolio seeks returns consistent with returns generated by the market for mortgage securities. The Portfolio invests primarily in investment grade mortgage securities of the U.S. Government and private issuers, and in mortgage derivatives. The Portfolio also invests in other U.S. Government securities and investment grade fixed income securities. The Portfolio will ordinarily seek to maintain and average weighted maturity in excess of seven years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2002*
---------------------------------------------------------------
ADVISORY MORTGAGE PORTFOLIO
--------------------------------------------

                                     Institutional   Lehman Mortgage
                                       Class [ ]          Index
------------------------------------------------------------------------
Six Months                               2.54%            1.06%
------------------------------------------------------------------------
One Year                                 8.82%            6.39%
------------------------------------------------------------------------
Five Year                                7.94%            7.68%
------------------------------------------------------------------------
Since Inception                          8.02%            7.71%
------------------------------------------------------------------------

*Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

[ ]Represents an investment in the Institutional Class. The Advisory Mortgage Portfolio commenced operations on 4/12/95.

TOTAL RETURNS ARE NET OF ALL FEES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS ARE COMPARED TO THE LEHMAN MORTGAGE INDEX, AN UNMANAGED MARKET INDEX. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                               9
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

Statement of Net Assets (Unaudited)

ADVISORY MORTGAGE PORTFOLIO
FIXED INCOME SECURITIES (139.0%)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
MARCH 31, 2002                            & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (120.8%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   6.75%, 12/1/05                           Agy       $        6   $          6
   8.00%, 3/1/07-12/1/26                    Agy              425            451
   8.25%, 10/1/06-7/1/08                    Agy              339            357
   8.50%, 5/1/25-7/1/30                     Agy            4,179          4,437
   8.75%, 4/1/08                            Agy               62             66
   9.00%, 10/1/16                           Agy              221            242
   9.50%, 10/1/19-7/25/22                   Agy            7,253          7,918
   10.00%, 1/1/09-12/1/20                   Agy           13,951         15,414
   10.25%, 1/1/09-12/1/11                   Agy               47             52
   10.50%, 7/1/09-12/1/20                   Agy            6,109          6,817
   11.00%, 2/1/11-9/1/20                    Agy            3,259          3,665
   11.25%, 6/1/10-12/1/15                   Agy               31             35
   11.50%, 1/1/07-9/1/19                    Agy            2,124          2,438
   11.75%, 3/1/11-4/1/15                    Agy              300            343
   12.00%, 10/1/09-7/1/20                   Agy            2,683          3,070
   12.50%, 10/1/09-6/1/15                   Agy              273            311
   13.00%, 9/1/10-11/1/13                   Agy               29             33
   13.50%, 2/1/10                           Agy                9             10
Gold Pools:
   6.846%, 8/1/25                           Agy               52             54
   7.50%, 9/1/24-10/1/31                    Agy          212,239        219,950
   8.00%, 5/1/20-10/1/31                    Agy          261,162        274,369
   8.20%, 8/1/30                            Agy              106            113
   8.50%, 10/1/10-7/1/31                    Agy          660,839        701,596
   9.00%, 10/1/17-1/1/31                    Agy           40,293         43,025
   9.50%, 11/1/16-12/1/22                   Agy            7,228          7,921
   10.00%, 6/1/17-4/1/25                    Agy            6,253          6,941
   10.50%, 6/1/11-3/1/21                    Agy            3,119          3,495
   11.00%, 5/1/20-11/1/20                   Agy            2,639          2,995
   11.50%, 8/1/15-6/1/20                    Agy              458            517
   12.00%, 8/1/14-6/1/20                    Agy            1,800          1,988
   12.50%, 7/1/19                           Agy               44             50
 ??April TBA
   6.50%, 4/1/32                            Agy          350,000        348,597
   7.00%, 4/1/32                            Agy          163,650        166,761
 ??May TBA
   7.00%, 5/1/32                            Agy          159,350        161,583
Federal National Mortgage Association,
 Conventional Pools:
   3.588%, 10/25/25                         Agy           79,100         78,761
   6.50%, 7/1/31-9/1/31                     Agy           63,864         63,695
   6.625%, 11/15/30                         Agy           72,000         72,613
   7.00%, 3/1/11-10/1/31                    Agy            1,657          1,722
   7.50%, 7/1/16-12/1/31                    Agy          210,357        217,933

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
   8.00%, 3/1/07-3/1/32                     Agy       $  494,810   $    519,625
   8.50%, 10/1/05-8/1/31                    Agy          797,988        848,703
   9.00%, 6/1/18-4/1/26                     Agy            8,704          9,305
   9.50%, 7/1/16-4/1/30                     Agy           41,501         45,365
   10.00%, 9/1/10-9/1/26                    Agy           35,166         39,014
   10.50%, 9/1/05-6/1/27                    Agy           11,261         12,653
   10.75%, 10/1/11                          Agy               41             46
   11.00%, 5/1/11-11/1/20                   Agy            2,146          2,445
   11.25%, 1/1/11-1/1/16                    Agy              218            248
   11.50%, 2/1/11-8/1/25                    Agy            2,698          3,099
   12.00%, 9/1/10-8/1/20                    Agy            2,464          2,855
   12.50%, 9/1/09-9/1/15                    Agy            1,879          2,200
   12.75%, 7/1/14                           Agy                4              5
   14.00%, 9/1/11                           Agy               28             32
   14.50%, 1/1/13                           Agy               16             18
 ??March TBA
   8.00%, 3/1/32                            Agy            1,000          1,050
 ??April TBA
   6.00%, 4/1/32                            Agy          885,000        857,388
   6.50%, 4/1/32                            Agy          775,150        771,189
   7.00%, 4/1/32                            Agy          377,325        386,600
   8.00%, 4/1/32                            Agy          305,375        320,644
 ??May TBA
   6.00%, 5/1/32                            Agy          150,000        144,719
   6.50%, 5/1/32                            Agy          340,250        336,936
   7.00%, 5/1/32                            Agy          244,175        247,581
   7.50%, 5/1/32                            Agy           79,325         81,857
Government National Mortgage
 Association, Adjustable Rate Mortgages:
   6.375%, 5/20/24-2/20/28                  Tsy          192,736        139,056
   6.625%, 10/20/25-12/20/27                Tsy           51,194         52,559
   6.75%, 7/20/25-9/20/27                   Tsy           32,823         33,636
   7.00%, 2/15/26-11/15/31                  Tsy          387,931        395,956
   7.50%, 10/15/26                          Tsy              616            629
   9.00%, 11/15/16                          Tsy              106            113
   10.00%, 11/15/09-8/15/19                 Tsy              539            586
   10.50%, 4/15/12-12/15/20                 Tsy              219            247
   11.00%, 1/15/10-11/20/19                 Tsy               99            112
   11.50%, 10/20/15                         Tsy               26             29
   12.00%, 8/15/15                          Tsy                8             10
Various Pools:
   7.00%, 9/15/23-7/15/31                   Tsy          344,450        351,568
   8.50%, 7/15/08-3/15/20                   Tsy           10,393         11,054
   9.00%, 10/15/17-11/15/24                 Tsy           58,436         64,092
   9.50%, 7/15/09-10/15/24                  Tsy          128,460        142,303
   10.00%, 10/15/09-2/15/26                 Tsy          182,004        202,393
   10.50%, 1/15/13-4/15/25                  Tsy           35,637         40,129

    The accompanying notes are an integral part of the financial statements.

ADVISORY MORTGAGE PORTFOLIO

10

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (CONT'D)
   11.00%, 12/15/09-4/15/21                 Tsy       $   48,077   $     54,737
   11.50%, 3/15/10-11/15/19                 Tsy            2,759          3,171
   12.00%, 11/15/12-5/15/16                 Tsy            4,982          5,833
   12.50%, 5/15/10-7/15/15                  Tsy              285            335
   13.00%, 1/15/11-11/15/13                 Tsy              113            133
   13.50%, 5/15/10-9/15/14                  Tsy              122            144
 ??April TBA
   7.00%, 4/15/32                           Tsy          580,250        591,547
-------------------------------------------------------------------------------
GROUP TOTAL                                                           9,144,293
-------------------------------------------------------------------------------
ASSET BACKED CORPORATES (9.5%)
Associates Automobile Receivables Trust,
 Series 00-1 A3
   7.30%, 1/15/04                           AAA              293            300
BMW Vehicle Lease Trust,
 Series 00-A A2
   6.65%, 2/25/03                           AAA               57             57
BMW Vehicle Owner Trust,
 Series 99-A A3
   6.41%, 4/25/03                           AAA               78             79
Centex Home Equity,
 Series 01-C A1
   3.34%, 6/25/19                           AAA           41,153         41,205
Chase Manhattan Auto Owner Trust,
 Series:
   98-B A4
   5.80%, 2/17/03                           AAA            4,489          4,497
   98-C A4
   5.85%, 5/15/03                           AAA              326            327
   01-B A2
   2.44%, 6/15/04                           AAA           48,000         47,966
CIT Marine Trust,
 Series 99-A A2
   5.80%, 4/15/10                           AAA              194            198
Daimler Benz Vehicle Trust,
 Series 98-A A4
   5.22%, 12/22/03                          AAA              124            125
Daimler Chrysler Auto Trust,
 Series:
   00-C A2
   6.81%, 7/6/03                            AAA            1,095          1,098
   00-C A3
   6.82%, 9/6/04                            AAA            2,590          2,661
   00-E A2
   6.21%, 12/8/03                           AAA           14,996         15,184

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
   00-E A3
   6.11%, 11/8/04                           AAA       $   85,000   $     87,528
   01-C A2
   3.71%, 7/6/04                            AAA          121,600        122,449
##Federal Home Loan Mortgage
 Corporation, Pass Through Securities,
 Series T-31 A1
   5.938%, 6/25/15                          AAA            1,675          1,673
First Security Auto Grantor Trust,
 Series 98-A A
   5.97%, 4/15/04                           AAA              529            530
First Security Auto Owner Trust,
 Series:
   99-1 A4
   5.74%, 6/15/04                           AAA              291            294
   00-2 A2
   6.80%, 8/15/03                           AAA            4,675          4,685
Ford Credit Auto Owner Trust,
 Series:
   01-A A3
   5.35%, 7/15/03                           AAA            1,316          1,326
   02-B A2A
   2.97%, 6/15/04                           AAA          120,000        119,904
Harley-Davidson Eaglemark Motorcycle
 Trust,
 Series:
   98-2 A2
   5.87%, 4/15/04                           AAA              106            107
   99-1 A2
   5.52%, 2/15/05                           AAA              101            102
   99-2 A2
   6.28%, 5/16/05                           AAA              315            323
?Honda Auto Receivables Grantor Trust,
 Series 98-A A
   5.50%, 7/15/04                           AAA               36             36
Honda Auto Receivables Owner Trust,
 Series:
   00-1 A3
   6.62%, 7/15/04                           AAA            2,083          2,131
   01-3 A2
   2.76%, 2/18/04                           AAA           42,250         42,324
   99-1 A4
   5.35%, 10/15/04                          AAA              146            146
?Lehman Structured Securities Corp.,
 Series 01-GE5 A2
   7.00%, 10/26/29                          AAA          179,415         24,207

    The accompanying notes are an integral part of the financial statements.

ADVISORY MORTGAGE PORTFOLIO

                                                                              11
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
MBNA Master Credit Card Trust,
 Series:
   97-J A
   2.02%, 2/15/07                           AAA       $      400   $        401
   99-I A
   6.40%, 1/18/05                           AAA              225            229
National City Auto Receivable,
 Series 02-A A2
   3.00%, 1/15/05                           AAA           80,000         79,955
Nissan Auto Receivables Owner Trust,
 Series:
   00-A A3
   7.01%, 9/15/03                           AAA              125            127
   00-C A3
   6.72%, 8/16/04                           AAA            3,370          3,457
   01-A A2
   5.34%, 8/15/03                           AAA           10,301         10,363
   01-C A2
   3.77%, 2/17/04                           AAA           42,100         42,408
Peco Energy Transition Trust,
 Series 99-A A2
   5.63%, 3/1/05                            AAA              170            173
Premier Auto Trust,
 Series 99-2 A4
   5.59%, 2/9/04                            AAA              410            416
Residential Asset Securities Corp.,
 Series 01-KS1 A11
   5.593%, 7/25/16                          AAA            7,011          7,035
SSB RV Trust,
 Series 01-1 A2
   2.89%, 12/15/08                          AAA           35,610         35,632
Toyota Auto Receivables Owner Trust,
 Series 01-A A2
   5.38%, 12/15/03                          AAA            5,319          5,341
West Penn LLC Transition Bonds,
 Series 99-A A2
   6.63%, 12/26/05                          AAA           12,832         13,240
-------------------------------------------------------------------------------
GROUP TOTAL                                                             720,239
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (7.0%)
Federal Home Loan Mortgage Corporation,
 Series:
   13-B IO REMIC
   10.00%, 6/1/20                           Agy              425             85
   16-B IO REMIC
   10.00%, 6/1/20                           Agy              221             44

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
   18-B IO REMIC
   10.00%, 5/1/20                           Agy       $      128   $         25
   22-C REMIC PAC
   9.50%, 4/15/20                           Agy              785            827
   63 SA IO
   1.50%, 6/17/27                           Agy           10,756            333
   88-17 I PAC-1 (11)
   9.90%, 10/15/19                          Agy            1,868          1,988
   88-23 F PAC-1 (11)
   9.60%, 4/15/20                           Agy              681            719
   89-110 F PAC
   8.55%, 1/15/21                           Agy              280            293
   89-39 F PAC-2 (11)
   10.00%, 5/15/20                          Agy              961          1,025
   89-47 F PAC-1 (12) REMIC
   10.00%, 6/15/20                          Agy              678            715
   90-164 B12 REMIC
   9.50%, 7/15/21                           Agy            3,000          3,179
   92-89 SQ Inv FI IO PAC (11)
   7103.206%, 6/25/22                       Agy                1            150
   191 IO
   8.00%, 1/1/28                            Agy           11,298          2,523
   195 IO
   7.50%, 4/1/28                            Agy           13,549          3,175
   207 IO
   7.00%, 4/1/30                            Agy           39,460          8,712
   215 IO
   8.00%, 6/1/31                            Agy          123,047         24,398
   1364-B Inv Fl IO REMIC
   12.107%, 9/15/07                         Agy            2,794            377
   1364-E Inv Fl IO
   17.599%, 9/15/07                         Agy            3,357            677
   ##1369-S Inv Fl IO REMIC
   7.563%, 9/15/07                          Agy            2,653            228
   1377-F REMIC
   2.4375%, 9/15/07                         Agy            2,281          2,291
   1381-SB Inv Fl IO
   6.527%, 10/15/07                         Agy            1,259            221
   1395-S Inv Fl IO
   17.115%, 10/15/22                        Agy            8,871            974
   1415-S Inv Fl IO
   37.563%, 11/15/07                        Agy               88             38
   1463-B Inv Fl IO
   6.413%, 1/15/23                          Agy            9,708            817
   1476-S Inv Fl IO REMIC PAC
   6.43%, 2/15/08                           Agy              959             70

    The accompanying notes are an integral part of the financial statements.

ADVISORY MORTGAGE PORTFOLIO

12

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (CONT'D)
   1485-S Inv Fl IO REMIC
   7.663%, 3/15/08                          Agy       $      868   $         75
   ##1506-SD IO
   6.563%, 5/15/08                          Agy              174             13
   1600-SA Inv Fl IO REMIC
   6.063%, 10/15/08                         Agy            6,884            458
   1621-SD Inv Fl
   13.146%, 11/15/23                        Agy            3,505          2,940
   1634-SC Inv Fl
   14.491%, Inv Fl 12/15/23                 Agy            4,000          3,293
   1707-S Inv Fl IO
   6.863%, 3/15/24                          Agy              564             76
   ##1710-D IO
   2.388%, 6/15/20                          Agy            4,624          4,626
   ##1809-SC IO
   4.806%, 12/15/23                         Agy           77,982          6,714
   1887 SH
   47.93%, 3/15/24                          Agy           40,660         14,304
   1911 C PO
   11/15/23                                 Agy            3,212          2,620
   1936-A IO PAC
   1.00%, 2/15/27                           Agy           43,557          1,202
   1971 PJ PAC (11)
   6.50%, 10/15/22                          Agy               12             12
   ##2006-FA REMIC
   2.338%, 10/15/23                         Agy               79             79
   2006-I IO
   8.00%, 10/15/12                          Agy            1,566            293
   2163-SA Inv Fl IO
   7.00%, 6/15/29                           Agy           46,185          1,427
   2171 B
   6.279%, 6/15/09                          Agy            1,570          1,583
   2182-AD Inv Fl IO
   5.60%, 9/15/25                           Agy           75,116            984
   2193-B Inv Fl IO
   6.50%, 12/15/27                          Agy           71,965          4,591
   2198 SA
   6.10%, 6/15/28                           Agy           60,932          4,101
   2247 SC Inv Fl IO REMIC
   5.65%, 8/15/30                           Agy              397             20
   ##2248-SB IO
   6.60%, 9/15/30                           Agy           46,689          3,264
   2271 PY PAC-1
   6.50%, 3/15/29                           Agy              169            172

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
   2301 GW
   6.00%, 12/15/12                          Agy       $      245   $        248
   E2 F
   2.238%, 2/15/24                          Agy            3,695          3,681
Federal National Mortgage Association,
 Series:
   43-2 IO
   9.50%, 9/1/18                            Agy                9              2
   89-22 G PAC (11)
   10.00%, 5/25/19                          Agy            1,757          1,932
   89-86 E PAC (11)
   8.75%, 11/25/19                          Agy               46             48
   89-92 G PAC (11)
   8.60%, 12/25/04                          Agy              267            277
   90-106 J PAC
   8.50%, 9/25/20                           Agy              383            409
   90-118 S Inv Fl REMIC
   52.527%, 9/25/20                         Agy              921          1,478
   92-186 S Inv Fl IO
   5.43%, 10/25/07                          Agy            1,528             89
   93-9 SB Inv Fl IO
   15.619%, 1/25/23                         Agy            6,177          2,020
   94-97 FC REMIC
   2.58%, 3/25/24                           Agy            5,135          5,153
   96-14 PC PO
   12/25/23                                 Agy            2,388          1,793
   96-68 SC Inv Fl IO REMIC
   6.194%, 1/25/24                          Agy            6,697            716
   ##97-24 FG REMIC
   2.456%, 9/18/22                          Agy               23             23
   97-30 SP Inv Fl IO REMIC
   209.36%, 4/25/22                         Agy                7            686
   97-42 SG Inv Fl IO
   6.094%, 7/18/27                          Agy           11,359            795
   97-53 PI IO PAC
   8.00%, 8/18/27                           Agy            2,608            562
   97-57 PJ IO
   7.50%, 10/18/26                          Agy           12,047          1,672
   97-57 PV IO
   8.00%, 9/18/27                           Agy           40,585          9,132
   97-59 JA IO
   8.00%, 7/18/27                           Agy            7,000          1,672
   97-61 PK IO REMIC
   8.00%, 8/18/27                           Agy           13,566          2,926
   98-66 QH Inv Fl IO
   6.30%, 5/25/26                           Agy            7,724            129

    The accompanying notes are an integral part of the financial statements.

ADVISORY MORTGAGE PORTFOLIO

                                                                              13
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (CONT'D)
   98-66 QK Inv Fl IO
   6.30%, 12/25/28                          Agy       $   24,291   $      2,604
   99-42 SA Inv Fl IO
   6.30%, 10/25/28                          Agy           38,593          2,906
   207 2 IO
   8.00%, 2/1/23                            Agy            5,802          1,415
   264 2 IO
   8.00%, 7/1/24                            Agy           21,256          4,573
   267 2 IO
   8.50%, 10/1/24                           Agy           18,552          3,850
   270 2 IO
   8.50%, 9/1/23                            Agy           16,629          3,853
   274 2 IO
   8.50%, 10/1/25                           Agy           21,247          4,409
   277 2 IO
   7.50%, 4/1/27                            Agy           11,216          2,608
   281 2 IO
   9.00%, 11/1/26                           Agy           17,392          3,905
   296 2 IO
   8.00%, 4/1/24                            Agy              641            160
   306 IO
   8.00%, 5/1/30                            Agy           74,198         14,851
   307 IO
   8.00%, 6/1/30                            Agy           14,981          2,980
   317 1
   17.599%, 8/1/31                          Agy          210,857        179,721
   317 2
   8.00%, 8/1/31                            Agy          281,651         55,668
   00-23 SB IO
   6.60%, 7/25/30                           Agy            2,831            185
   00-26 SP PAC (11)
   6.60%, 8/25/30                           Agy           33,306          2,055
   00-38 SC Inv Fl IO
   6.60%, 11/18/30                          Agy           46,079          3,207
   02-18 PG PAC-1
   5.50%, 6/25/08                           Agy           59,280         60,135
   G92-52 SQ Inv Fl IO REMIC
   66.094%, 9/25/22                         Agy               11          2,340
   G92-53 S Inv Fl IO REMIC
   662.80%, 9/25/22                         Agy            1,235          1,175
   ##G93-11 FA
   2.306%, 12/25/08                         Agy            4,678          4,690

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
Government National Mortgage
 Association,
 Series:
   96-13 S Inv Fl IO REMIC
   7.213%, 7/16/11                          Tsy       $    6,359   $        562
   97-14 SB Inv Fl IO
   6.063%, 9/16/27                          Tsy              858             63
   99-27 SE Inv FI IO
   6.70%, 8/16/29                           Tsy          127,636         11,219
   99-30 S Inv Fl IO
   6.10%, 4/16/29                           Tsy          172,721         12,211
   99-30 S Inv Fl IO
   6.70%, 8/16/29                           Tsy            9,724            738
   01-22 SM Inv Fl IO
   6.249%, 5/20/31                          Tsy           35,404          2,723
+Kidder Peabody Mortgage Assets Trust,
 Series 87 B IO CMO
   9.50%, 4/22/18                           Aaa               91             19
-------------------------------------------------------------------------------
GROUP TOTAL                                                             526,999
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-AGENCY COLLATERAL SERIES (1.0%)
American Housing Trust,
 Series:
   IV 2
   9.553%, 9/25/20                          A              1,268          1,268
   V 1G
   9.125%, 4/25/21                          AAA            3,183          3,340
Chase Mortgage Finance Corp.,
 Series 93-1 B2
   7.91%, 3/28/24                           N/R            3,675          3,665
Countrywide Funding Corp.,
 Series 95-4 M
   7.50%, 9/25/25                           AAA            5,187          5,230
GE Capital Mortgage Services, Inc.,
 Series 94-14 A7
   7.50%, 4/25/24                           AAA            4,000          3,953
+@GS Mortgage Securities Corp. II,
 Series 97-GL X1A
   1.01%, 7/13/30                           Aaa           25,035             --
Lehman ABS Manufactured Housing
 Contract,
 Series 01-B A1
   3.01%, 3/15/10                           AAA           47,860         47,826
Mid-State Trust II,
 Series 88-2 A4
   9.625%, 4/1/03                           AAA           13,500         13,504

    The accompanying notes are an integral part of the financial statements.

ADVISORY MORTGAGE PORTFOLIO

14

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-AGENCY COLLATERAL SERIES (1.0%)
 (CONT'D)
Sears Mortgage Securities,
 Series 89-A 1
   9.00%, 9/25/19                           N/R       $       18   $         18
-------------------------------------------------------------------------------
GROUP TOTAL                                                              78,804
-------------------------------------------------------------------------------
COMMERCIAL MORTGAGES (0.7%)
American Southwest Financial Securities
 Corp.,
 Series 93-2 A1
   7.30%, 1/18/09                           N/R            7,790          8,077
Asset Securitization Corp.,
 Series 97-D5 A1A
   6.50%, 2/14/43                           AAA               92             92
Bank of America Mortgage Securities,
 Series 00-6 A2
   7.50%, 11/25/30                          AAA                6              6
?Carousel Center Finance, Inc.,
 Series:
   1 A1
   6.828%, 11/15/07                         AA             4,925          4,986
   1-B
   7.188%, 11/15/07                         A             17,175         17,379
   1-C
   7.527%, 11/15/07                         BBB+             493            494
Countrywide Home Loans,
 Series 00-5 1A2
   7.75%, 10/25/30                          AAA               29             29
?Crystal Run Properties, Inc.,
 Series 1
   7.393%, 8/15/11                          AA            16,000         16,413
CVM Finance Corp.
   7.19%, 4/1/04                            AA                28             28
+##GMAC Commercial Mortgage Securities,
 Inc.,
 Series 96-C1 X2 IO
   2.591%, 10/15/28                         Aaa           59,816          3,081
+Midland Realty Acceptance Corp.,
 Series 96-C2 A1
   7.02%, 1/25/29                           Aaa              251            255
Nomura Asset Securities Corp.,
 Series 94-MD1 A3
   8.847%, 3/15/18                          AAA            3,012          3,011
?Park Avenue Finance Corp.,
 Series 97-C1 A1
   7.58%, 5/12/12                           N/R              199            207
-------------------------------------------------------------------------------
GROUP TOTAL                                                              54,058
-------------------------------------------------------------------------------

                                           RATINGS       FACE
                                          (STANDARD     AMOUNT        VALUE
                                          & POOR'S)     (000)         (000)+
-------------------------------------------------------------------------------
NON -- AGENCY FIXED RATE MORTGAGES (0.0%)
California Federal Savings & Loan,
 Series 86-1A
   8.80%, 1/1/14                            AA        $       17   $         17
Coast Federal,
 Series 84-3
   7.941%, 3/1/06                           N/R               36             36
First Federal Savings & Loan
 Association,
 Series 92-C
   8.75%, 6/1/06                            AA                 1              1
Gemsco Mortgage Pass Through
 Certificate,
 Series 87-A
   8.70%, 11/25/10                          AA               276            281
Household Bank,
 Series 85-1 CMO
   7.94%, 5/1/02                            N/R               51             51
Ryland Acceptance Corp. IV,
 Series 79-A
   6.65%, 7/1/11                            AA+            2,820          2,758
Sears Mortgage Securities,
 Series 82-3
   10.00%, 11/1/12                          AA                43             43
Shearson American Express,
 Series A CMO
   9.625%, 12/1/12                          AA               218            218
Virginia Beach Federal Savings & Loan
 Participation Certificate
   6.90%, 3/1/03                            N/R               31             31
-------------------------------------------------------------------------------
GROUP TOTAL                                                               3,436
-------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $10,526,834)                                                  10,527,829
-------------------------------------------------------------------------------
                                                        SHARES
                                                          ------
PREFERRED STOCK (1.1%)
-------------------------------------------------------------------------------
MORTGAGE-OTHER (1.1%)
?+Home Ownership Funding Corp.
   13.33% (Cost $79,756)                    Aaa          126,975         82,538
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

ADVISORY MORTGAGE PORTFOLIO

                                                                              15
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

                                                         FACE
                                                        AMOUNT            VALUE
                                                        (000)            (000)+
-------------------------------------------------------------------------------
STRUCTURED INVESTMENT (0.0%) -- SEE NOTE A6
Morgan Guaranty Trust Co.,
 11/20/05; monthly payments equal to 1%
 per annum of the outstanding notional
 balance, indexed to GNMA ARM pools
 (Cost $1,807)                              N/R       $   69,432   $      1,042
-------------------------------------------------------------------------------
CASH EQUIVALENTS (17.8%)
-------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.3%)
++U.S. Treasury Bills
   1.63%, 7/18/02                                          5,000          4,973
   1.93%, 4/18/02                                         20,000         19,984
-------------------------------------------------------------------------------
GROUP TOTAL                                                              24,957
-------------------------------------------------------------------------------
COMMERCIAL PAPER (12.0%)
American Express Credit Corp.
   1.79%, 4/12/02                                         25,000         24,986
Bellsouth Telecommunications, Inc.
   1.75%, 4/5/02                                          50,000         49,989
Canadian Imperial Holdings
   1.88%, 6/10/02                                         50,000         49,817
Chevron Texaco Corp.
   1.78%, 4/5/02                                          49,700         49,688
Citcorp
   1.78%, 4/5/02                                          50,000         49,989
Coca Cola Co.
   1.74%, 4/26/02                                         25,000         24,969
Emerson Electric Co.
   1.75%, 4/8/02                                          50,000         49,982
General Electric Capital Corp.
   1.80%, 5/3/02                                          50,000         49,919
General Re Corp.
   1.80%, 5/29/02                                         20,000         19,938
Household Finance Corp.
   1.62%, 4/10/02                                         30,000         29,987
HVB Finance Delaware, Inc.
   1.78%, 4/23/02                                         50,000         49,944
Koch Industries, Inc.
   1.78%, 4/19/02                                         50,000         49,954
Kraft Foods, Inc.
   1.76%, 4/8/02                                          41,100         41,084
Lloyds Bank plc
   1.60%, 4/15/02                                         25,000         24,984
Pfizer, Inc.
   1.74%, 4/5/02                                          50,000         49,989

                                                         FACE
                                                        AMOUNT            VALUE
                                                        (000)            (000)+
-------------------------------------------------------------------------------
Proctor & Gamble Co.
   1.74%, 4/12/02                                     $   21,000   $     20,988
   1.77%, 5/3/02                                          15,700         15,675
Prudential Funding Corp.
   1.79%, 4/25/02                                         50,000         49,939
SBC Communications, Inc.
   1.81%, 5/29/02                                         30,000         29,914
SBC International Inc.
   1.93%, 6/17/02                                         25,000         24,897
Societe Generale
   1.71%, 4/8/02                                          50,000         49,981
Toyota Motor Corp.
   1.80%, 5/10/02                                         25,000         24,951
Toyota Motor Credit Corp.
   1.81%, 4/23/02                                         25,000         24,972
Wells Fargo & Co.
   1.79%, 4/25/02                                         50,000         49,939
-------------------------------------------------------------------------------
GROUP TOTAL                                                             906,475
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.5%)
**J.P. Morgan Securities Inc., 1.78%,
 dated 3/28/02, due 4/01/02                              413,964        413,964
-------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (Cost $1,345,423)                                                    1,345,396
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (157.9%)
 (Cost $11,953,820)                                                  11,956,805
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-57.9%)
Interest Receivable                                                      26,588
Receivable for Investments Sold                                          40,080
Receivable for Forward Commitments                                    1,077,271
Receivable from Investment Advisor                                          556
Net Unrealized Gain on Swap Agreements                                   29,039
Initial Margin on Futures Contracts                                      13,979
Other Assets                                                                497
Payable for Daily Variation on Futures Contracts                        (3,702)
Payable for Investments Purchased                                       (9,628)
Payable for Forward Commitments                                     (5,527,873)
Payable for Administrative Fees                                           (507)
Payable for Trustees' Deferred
 Compensation Plan -- Note F                                              (452)
Payable for Bank Overdraft                                             (28,661)
Other Liabilities                                                         (502)
                                                                   ------------
                                                                    (4,383,315)
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                  $  7,573,490
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

ADVISORY MORTGAGE PORTFOLIO

16

                                                                      VALUE
                                                                      (000)+
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
NET ASSETS
Applicable to 722,256,519 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                  $  7,573,490
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                          $      10.49
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                   $  7,573,966
 Undistributed Net Investment Income (Loss)                            (32,278)
 Undistributed Realized Net Gain (Loss)                                 (4,625)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                  2,985
   Futures and Swaps                                                     33,442
-------------------------------------------------------------------------------
NET ASSETS                                                         $  7,573,490
-------------------------------------------------------------------------------

+     See Note A1 to Financial Statements.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
?     144A security. Certain conditions for public sale may exist.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
+ Moody's Investors Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
??    Security is subject to delayed delivery. See Note A7 to Financial
      Statements.
##    Variable or floating rate security--rate disclosed is as of March 31,
      2002.
@     Value is less than $500.
CMO   Collateralized Mortgage Obligation
Inv FlInverse Floating Rate-Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2002.
IO    Interest Only
N/R   Not rated by Moody's Investors Service, Inc. or Standard & Poor's
      Corporation.
PAC   Planned Amortization Class
PO    Principal Only
REMIC Real Estate Mortgage Investment Conduit
TBA   To be announced

    The accompanying notes are an integral part of the financial statements.

                                                                              17
2002 SEMI-ANNUAL REPORT
March 31, 2002

Statement of Operations (Unaudited)

For the six months ended March 31, 2002

                                                              ADVISORY FOREIGN   ADVISORY FOREIGN    ADVISORY
                                                                FIXED INCOME     FIXED INCOME II     MORTGAGE
                       (IN THOUSANDS)                            PORTFOLIO          PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                     $             --   $             --    $   7,859
Interest                                                                 4,233              1,267      168,945
--------------------------------------------------------------------------------------------------------------
Total Income                                                             4,233              1,267      176,804
--------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Services -- Note B                                     348                104       14,412
Less: Waived Fee                                                          (348)              (104)     (14,412)
Administrative Fee -- Note C                                                75                 22        3,075
Custodian Fee -- Note E                                                     15                  9          242
Audit Fee                                                                   11                 10           35
Legal Fee                                                                    4                  1          131
Filing & Registration Fee                                                   32                 19          133
Other Expenses                                                              13                 11          542
Reimbursement of Expenses -- Note B                                         --                (13)        (842)
--------------------------------------------------------------------------------------------------------------
Total Expenses                                                             150                 59        3,316
--------------------------------------------------------------------------------------------------------------
Expense Offset -- Note E                                                   (15)                (3)        (242)
--------------------------------------------------------------------------------------------------------------
Net Expenses                                                               135                 56        3,074
--------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                             4,098              1,211      173,730
--------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Investment Securities                                                      434                 55       85,613
Foreign Currency Transactions                                           (1,759)              (357)      14,214
Futures and Swaps                                                           --                 --          (10)
--------------------------------------------------------------------------------------------------------------
Realized Net Gain (Loss)                                                (1,325)              (302)      99,817
--------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                                  (11,103)            (3,448)    (102,952)
Foreign Currency Transactions                                             (195)              (106)          --
Futures and Swaps                                                           --                 --       21,346
--------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                   (11,298)            (3,554)     (81,606)
--------------------------------------------------------------------------------------------------------------
Net Gain (Loss)                                                        (12,623)            (3,856)      18,211
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $         (8,525)  $         (2,645)   $ 191,941
--------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

18

Statements of Changes in Net Assets

(Amounts for the six months ended March 31, 2002 are unaudited)

                                           ADVISORY FOREIGN                   ADVISORY FOREIGN                          ADVISORY
                                     FIXED INCOME PORTFOLIO          FIXED INCOME II PORTFOLIO                MORTGAGE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                               YEAR ENDED        SIX MONTHS      YEAR ENDED   SIX MONTHS ENDED      YEAR ENDED        SIX MONTHS
                            SEPTEMBER 30,   ENDED MARCH 31,   SEPTEMBER 30,          MARCH 31,   SEPTEMBER 30,   ENDED MARCH 31,
(IN THOUSANDS)                       2001              2002            2001               2002            2001              2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
OPERATIONS:
 Net Investment Income
 (Loss)                    $        7,691  $          4,098  $        1,693  $           1,211  $      422,358  $        173,730
 Realized Net Gain (Loss)          (1,205)           (1,325)            (60)              (302)        373,139            99,817
 Change in Unrealized
 Appreciation
 (Depreciation)                     4,990           (11,298)          1,322             (3,554)         82,245           (81,606)
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease)
 in Net Assets Resulting
 from Operations                   11,476            (8,525)          2,955             (2,645)        877,742           191,941
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS: -- NOTE A9
INSTITUTIONAL CLASS:
 Net Investment Income             (3,954)           (5,708)           (474)            (1,894)       (442,754)         (288,252)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                           223,102             3,685          57,198              1,641       1,809,398           773,906
 In Lieu of Cash
 Distributions                      3,456             4,908             321              1,400         354,027           231,674
 Redeemed                         (27,575)          (34,569)         (3,796)            (3,645)     (1,654,014)       (1,299,348)
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease)
 from Capital Share
 Transactions                     198,983           (25,976)         53,723               (604)        509,411          (293,768)
------------------------------------------------------------------------------------------------------------------------------------
 Total Increase
   (Decrease)                     206,505           (40,209)         56,204             (5,143)        944,399          (390,079)
NET ASSETS:
 Beginning of Period                9,052           215,557           1,806             58,010       7,019,170         7,963,569
------------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD              $      215,557  $        175,348  $       58,010  $          52,867  $    7,963,569  $      7,573,490
------------------------------------------------------------------------------------------------------------------------------------
 Undistributed net
 investment income (loss)
 included in end of
 period net assets         $        3,614  $          2,004  $        1,214  $             531  $       82,244  $        (32,278)
------------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and
 Redeemed
 INSTITUTIONAL CLASS:
 Shares Issued                     58,082               907           5,454                150         174,106            73,630
 In Lieu of Cash
 Distributions                        924             1,267              31                132          34,674            22,032
 Shares Redeemed                   (7,142)           (8,737)           (349)              (350)       (161,468)         (122,744)
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease)
 in Institutional Class
 Shares Outstanding                51,864            (6,563)          5,136                (68)         47,312           (27,082)
------------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                              19
2002 SEMI-ANNUAL REPORT
March 31, 2002

Financial Highlights

(Amounts for six months ended March 31, 2002 are unaudited)
ADVISORY FOREIGN FIXED INCOME PORTFOLIO
Institutional Class

                                                                                                                SIX MONTHS
                                                                                                                  ENDED
                                                                         YEAR ENDED SEPTEMBER 30,               MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1997      1998      1999      2000      2001        2002
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.73   $ 10.32   $ 10.18   $ 3.85   $   3.71   $     3.97
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                   0.58+     0.48+     0.19+    0.18+      0.19+        0.08+
  Net Realized and Unrealized Gain (Loss) on Investments         0.80      0.48        --     0.03       0.21        (0.26)
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             1.38      0.96      0.19     0.21       0.40        (0.18)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                         (1.88)    (1.10)    (5.52)   (0.35)     (0.14)       (0.12)
  Realized Net Gain                                             (0.88)       --     (1.00)      --         --           --
  In Excess of Realized Net Gain                                (0.03)       --        --       --         --           --
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (2.79)    (1.10)    (6.52)   (0.35)     (0.14)       (0.12)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 10.32   $ 10.18   $  3.85   $ 3.71   $   3.97   $     3.67
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   14.08%    10.19%     2.87%    5.86%     11.12%       (4.79%)
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $93,939   $17,683   $14,322   $9,052   $215,557   $  175,348
Ratio of Expenses to Average Net Assets(1)                      0.14%     0.12%     0.15%    0.16%      0.14%        0.16%*
Ratio of Net Investment Income to Average Net Assets            5.68%     4.84%     4.24%    4.87%      5.02%        4.37%*
Portfolio Turnover Rate                                          208%      318%        0%       0%        10%          26%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver        0.38%     0.38%     0.39%    0.57%      0.37%        0.37%*
  Ratio Including Expense Offsets                               0.14%     0.12%     0.14%    0.15%      0.13%        0.15%*
------------------------------------------------------------------------------------------------------------------------------

*  Annualized
+  Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

20

Financial Highlights

(Amounts for six months ended March 31, 2002 are unaudited)
ADVISORY FOREIGN FIXED INCOME II PORTFOLIO
Institutional Class

                                                                                                   SIX MONTHS
                                                              JUNE 20, 2000** TO    YEAR ENDED       ENDED
                                                                SEPTEMBER 30,      SEPTEMBER 30,   MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                       2000              2001           2002
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $            10.00   $       10.18   $    10.92
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                              0.14+           0.50+        0.22+
  Net Realized and Unrealized Gain (Loss) on Investments                    0.04            0.51        (0.71)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.18            1.01        (0.49)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                                       --           (0.27)       (0.35)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $            10.18   $       10.92   $    10.08
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                               1.80%          10.13%       (4.62%)
-----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $            1,806   $      58,010   $   52,867
Ratio of Expenses to Average Net Assets(1)                                 0.15%*          0.16%        0.16%*
Ratio of Net Investment Income to Average Net Assets                       5.09%*          4.80%        4.33%*
Portfolio Turnover Rate                                                       0%              4%          27%
-----------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver                   3.02%*          0.43%        0.47%*
  Ratio Including Expense Offsets                                          0.15%*          0.15%        0.15%*
-----------------------------------------------------------------------------------------------------------------

*  Annualized
** Commencement of Operations
+  Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                                                                              21
2002 SEMI-ANNUAL REPORT
March 31, 2002

Financial Highlights

(Amounts for six months ended March 31, 2002 are unaudited)
ADVISORY MORTGAGE PORTFOLIO
Institutional Class

                                                                                                                   SIX MONTHS
                                                                                                                     ENDED
                                                                     YEAR ENDED SEPTEMBER 30,                      MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       1997         1998         1999         2000         2001         2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    10.29   $    10.59   $    10.86   $    10.03   $    10.00   $    10.63
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income                                  0.75         0.69         0.66         0.72         0.62         0.31
 Net Realized and Unrealized Gain (Loss) on
   Investments                                          0.34         0.36        (0.69)       (0.08)        0.66         0.02
---------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                     1.09         1.05        (0.03)        0.64         1.28         0.33
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                                 (0.71)       (0.67)       (0.58)       (0.67)       (0.65)       (0.47)
 Realized Net Gain                                     (0.08)       (0.11)          --           --           --           --
 In Excess of Realized Net Gain                           --           --        (0.22)          --           --           --
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                 (0.79)       (0.78)       (0.80)       (0.67)       (0.65)       (0.47)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $    10.59   $    10.86   $    10.03   $    10.00   $    10.63   $    10.49
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          11.03%       10.36%       (0.32%)       6.76%       13.30%        2.54%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)             $3,071,427   $6,396,764   $8,463,568   $7,019,170   $7,963,569   $7,573,490
Ratio of Expenses to Average Net Assets(1)             0.09%        0.09%        0.09%        0.09%        0.09%        0.09%*
Ratio of Net Investment Income to Average Net
Assets                                                 7.55%        6.83%        6.62%        7.19%        6.01%        4.52%*
Portfolio Turnover Rate                                 144%         126%          94%          49%         134%          60%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
 Reduction in Ratio due to Expense
 Reimbursement/Waiver                                  0.40%        0.40%        0.39%        0.38%        0.39%        0.40%*
 Ratio Including Expense Offsets                       0.08%        0.08%        0.08%        0.08%        0.08%        0.08%*
---------------------------------------------------------------------------------------------------------------------------------

*  Annualized

    The accompanying notes are an integral part of the financial statements.

22

Notes to Financial Statements (Unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 2002, the Fund was comprised of twenty-four active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios (each referred to as a "Portfolio") only. The financial statements of the remaining portfolios of the Fund are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

 1. Security Valuation: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Short term securities maturing in 60 days or less are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

 2. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

 3. Repurchase Agreements: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

 4. Futures: Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations.

    Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

    Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

 5. Swap Agreements: Each Portfolio may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another instrument. The following summarizes swaps entered into by the Portfolios:

   Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a

                                                                              23
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

   notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

    Realized gains or losses on maturity or termination of swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain/ loss reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

 6. Structured Investments: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

 7. Delayed Delivery Commitments: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is earmarked in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as asset earmarking reaches certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

 8. Foreign Exchange and Forward Currency Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At March 31, 2002, the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolio's net assets included foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the component of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation and regulation of foreign securities markets and the possibility of political or economic instability.

 9. Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios and monthly for the Advisory Mortgage Portfolio. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are

24

    primarily due to differing book and tax treatments for foreign currency transactions.

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed realized net gain (loss) and paid-in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

10. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which can not be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio pays Morgan Stanley Investments LP ("MSI LP" or "the "Adviser"), wholly-owned by indirect subsidiaries of Morgan Stanley & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of the Portfolio's average daily net assets for the quarter.
The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios if annual operating expenses exceed 0.15%, 0.15% and 0.08% of average daily net assets of the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios, respectively.

C. ADMINISTRATIVE FEE. MSI LP serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Agreement, MSI LP receives an annual fee accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. J.P. Morgan Investor Services Co. serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MSI LP and receives compensation from MSI LP for these services.

D. DISTRIBUTOR. Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares.

E. CUSTODY. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

The portfolios have entered into an agreement with their custodian whereby credits realized on uninvested balances were used to offset a portion of each applicable Portfolio's expenses. For the period, expense offsets appearing in the Statement of Operations include custodian balance credits of $15,000, $3,000 and $242,000 for the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios, respectively.

F. TRUSTEES' FEES. The Fund pays each Trustee who is not an interested person, as defined under the Investment Company Act of 1940, as amended, an annual fee plus reimbursement of travel and other expenses incurred in attending Board meetings. Trustees who are interested persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an interested person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total Trustees fees incurred, for the six months ended March 31, 2002 by the Portfolios were $27,000.

G. PORTFOLIO INVESTMENT ACTIVITY.

1. Purchases and Sales of Securities. For the six months ended March 31, 2002, purchases and sales of investment securities other than temporary cash investments were:

                                                       (000)
                                             --------------------------
PORTFOLIO                                     PURCHASES        SALES
-----------------------------------------------------------------------
Advisory Foreign Fixed Income                $    47,856    $    77,447
Advisory Foreign Fixed Income II                  14,951         13,982
Advisory Mortgage                             32,890,065     33,377,662

2. Federal Income Tax Cost and Unrealized Appreciation (Depreciation). At March 31, 2002, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                               (000)
                       ------------------------------------------------------
PORTFOLIO                 COST        APPRECIATION    DEPRECIATION      NET
-----------------------------------------------------------------------------
Advisory Foreign
 Fixed Income          $   178,410    $         --    $     (7,140)   $(7,140)
Advisory Foreign
 Fixed Income II            53,946              --          (2,216)    (2,216)
Advisory Mortgage       11,953,820          98,784         (95,799)     2,985

                                                                              25
2002 SEMI-ANNUAL REPORT
March 31, 2002 (Unaudited)

3. Forward Foreign Currency Contracts. Under the terms of the forward foreign currency contracts open at March 31, 2002, the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios are obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                                     (000)
                       -----------------------------------------------------------------
                                                                               NET
                                        IN                                  UNREALIZED
                       CURRENCY TO   EXCHANGE    SETTLEMENT                APPRECIATION
PORTFOLIO                DELIVER        FOR         DATE        VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------
Advisory Foreign Fixed Income
 Purchases:            US$  11,405   EUR13,165      4/30/02   US$11,451   US$         46
                                                                          --------------
Advisory Foreign Fixed Income II
 Purchases:            US$   4,363   EUR 5,000      4/30/02   US$ 4,348              (15)
                       US$   1,133   EUR 1,305      5/31/02       1,134                1
                                                                          --------------
                                                                          US$        (14)
                                                                          --------------

------------------------
EUR - Euro
US$ - US Dollar

4. Futures Contracts. At March 31, 2002, the Advisory Mortgage Portfolio had the following futures contracts open:

                                                                       UNREALIZED
                              NUMBER      AGGREGATE                   APPRECIATION
                                OF        FACE VALUE    EXPIRATION   (DEPRECIATION)
PORTFOLIO                    CONTRACTS      (000)          DATE          (000)
-----------------------------------------------------------------------------------
Advisory Mortgage
Purchases:
 U.S. Treasury
   10 yr. Note                  10,056   US$1,035,023       Jun-02   US$     (4,751)
Sales:
 U.S. Treasury
   5 yr. Note                    4,049   US$  429,174       Jun-02            9,154
                                                                     --------------
                                                                     US$      4,403
                                                                     --------------

US$ - U.S. Dollar

5. Swap Agreements. At March 31, 2002, the Advisory Mortgage Portfolio had the following open Interest Rate and Total Return Swap Agreements:

                                                              UNREALIZED
NOTIONAL                                                     APPRECIATION
AMOUNT                                                      (DEPRECIATION)
(000)                       DESCRIPTION                         (000)
--------------------------------------------------------------------------
Advisory
Mortgage
 $66,500  Agreement with Bank of America Corp. terminating
          April 29, 2002 to pay 7.5 month LIBOR less 35
          basis points, and receive if positive (pay if
          negative), the total rate of return on the Banc
          of America Securities LLC AAA 10-year Commercial
          Mortgage-Backed Securities Daily Index.           $         (163)
 $28,185  Agreement with Bank of America Corp. terminating
          May 17, 2002 to pay 3 month LIBOR less 40 basis
          points, and receive if positive (pay if
          negative), the total rate of return on the Banc
          of America Securities LLC AAA 10-year Commercial
          Mortgage-Backed Securities Daily Index.                     (276)
 $53,225  Agreement with Bank of America Corp. terminating
          May 29, 2002 to pay 8 month LIBOR less 40 basis
          points, and receive if positive (pay if
          negative), the total rate of return on the Banc
          of America Securities LLC AAA 10-year Commercial
          Mortgage-Backed Securities Daily Index.                     (383)
 $28,615  Agreement with Bank of America Corp. terminating
          June 14, 2002 to pay 3 month LIBOR less 40 basis
          points, and receive if positive (pay if
          negative), the total rate of return on the Banc
          of America Securities LLC AAA 10-year Commercial
          Mortgage-Backed Securities Daily Index.                     (281)
$106,325  Agreement with Merrill Lynch terminating June
          17, 2002 to pay 3 month LIBOR less 30 basis
          points, and receive if positive (pay if
          negative), the total rate of return on the
          Commercial Mortgage-Backed Securities AAA Custom
          Index.                                                      (368)
 $76,700  Agreement with Bank of America Corp. terminating
          June 27, 2002 to pay 9 month LIBOR less 40 basis
          points, and receive if positive (pay if
          negative), the total rate of return on the Banc
          of America Securities LLC AAA 10-year Commercial
          Mortgage-Backed Securities Daily Index.                     (632)
 $69,800  Agreement with Bank of America Corp. terminating
          July 11, 2002 to pay 3 month LIBOR less 32 basis
          points, and receive if positive (pay if
          negative), the total rate of return on the Banc
          of America Securities LLC AAA 10-year Commercial
          Mortgage-Backed Securities Daily Index.                     (308)

26

                                                              UNREALIZED
NOTIONAL                                                     APPRECIATION
AMOUNT                                                      (DEPRECIATION)
(000)                       DESCRIPTION                         (000)
--------------------------------------------------------------------------
 $56,415  Agreement with Bank of America Corp. terminating
          July 31, 2002 to pay 3 month LIBOR less 32 basis
          points, and receive if positive (pay if
          negative), the total rate of return on the Banc
          of America Securities LLC AAA 10-year Commercial
          Mortgage-Backed Securities Daily Index.           $       (1,541)
 $46,600  Agreement with Credit Suisse First Boston
          terminating July 31, 2002 to pay 3 month LIBOR
          and receive if positive (pay if negative), the
          total rate of return on the Lehman Brothers
          Commercial Mortgage-Backed Securities
          Index-Investment Grade.                                     (280)
 $56,410  Agreement with Bank of America Corp. terminating
          August 30, 2002 to pay 3 month LIBOR less 32
          basis points, and receive if positive (pay if
          negative), the total rate of return on the Banc
          of America Securities LLC AAA 10-year Commercial
          Mortgage-Backed Securities Daily Index.                   (1,541)
 $65,200  Agreement with Bank of America Corp. terminating
          August 30, 2002 to pay 3 month LIBOR less 35
          basis points, and receive if positive (pay if
          negative), the total rate of return on the Banc
          of America Securities LLC AAA 10-year Commercial
          Mortgage-Backed Securities Daily Index.                     (806)
 $57,000  Agreement with Bank of America Corp. terminating
          September 20, 2002 to pay 3.5 month LIBOR less
          33 basis points, and receive if positive (pay if
          negative), the total rate of return on the Banc
          of America Securities LLC AAA 10-year Commercial
          Mortgage-Backed Securities Daily Index.                   (1,013)
 $72,200  Agreement with Lehman Brothers terminating
          September 30, 2002 to pay 1 year LIBOR, and
          receive if positive (pay if negative), the total
          rate of return on the Lehman Brothers CMBS
          Index.                                                      (730)
 $71,850  Agreement with Bank of America Corp. terminating
          October 17, 2002 to pay 3 month LIBOR less 32
          basis points, and receive if positive (pay if
          negative), the total rate of return on the Banc
          of America Securities LLC AAA 10-year Commercial
          Mortgage-Backed Securities Daily Index.                     (317)
 $55,000  Agreement with Salomon Brothers terminating
          October 31, 2002 to pay 3 month LIBOR less 45
          basis points, and receive if positive (pay if
          negative), the total rate of return on the
          Commercial Mortgage-Backed Securities AAA Custom
          Index.                                                      (435)
$104,500  Agreement with Merrill Lynch terminating
          November 19, 2002 to pay 3 month LIBOR less 33
          basis points, and receive if positive (pay if
          negative), the total rate of return on the
          Commercial Mortgage-Backed Securities AAA Custom
          Index.                                                      (583)

                                                              UNREALIZED
NOTIONAL                                                     APPRECIATION
AMOUNT                                                      (DEPRECIATION)
(000)                       DESCRIPTION                         (000)
--------------------------------------------------------------------------
 $85,800  Agreement with Salomon Brothers terminating
          November 29, 2002 to pay 3 month LIBOR less 40
          basis points, and receive if positive (pay if
          negative), the total rate of return on the
          Commercial Mortgage-Backed Securities AAA Custom
          Index.                                            $       (2,335)
$441,000  Agreement with Goldman Sachs terminating
          November 16, 2011 to pay at a fixed rate of
          5.053% and to receive 3 month LIBOR.                      32,374
$469,500  Agreement with Salomon Brothers terminating
          March 15, 2012 to pay at a fixed rate of 5.996%
          and to receive 3 month LIBOR.                              2,859
$469,500  Agreement with Salomon Brothers terminating
          March 19, 2012 to pay at a fixed rate of 6.043%
          and to receive 3 month LIBOR.                              1,225
 $71,650  Agreement with Credit Suisse First Boston
          terminating October 1, 2031 to pay at a fixed
          rate of 5.922% and to receive 3 month LIBOR.               4,573
                                                            --------------
                                                            $       29,039
                                                            ==============

LIBOR - London Interbank Offer Rate

H. OTHER. At March 31, 2002, the Advisory Foreign Fixed Income and the Advisory Foreign Fixed Income II Portfolio each had one unaffiliated record owner of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 12% and 31%, respectively.

I. SHAREHOLDER MEETING. On October 11, 2001, a special meeting of the shareholders of the Fund was held.

The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

1. To elect the following Trustees:

                                                   VOTES IN       VOTES
                                                   FAVOR OF      AGAINST
-------------------------------------------------------------------------
John D. Barrett II                                835,541,411   6,273,826
Barton M. Biggs                                   835,526,144   6,289,093
Thomas P. Gerrity                                 835,544,905   6,270,332
Gerard E. Jones                                   835,541,316   6,273,921
Joseph J. Kearns                                  835,534,588   6,280,649
Vincent R. McLean                                 834,401,728   7,413,509
C. Oscar Morong, Jr.                              835,542,348   6,272,889
William G. Morton, Jr.                            835,527,493   6,287,744
Michael Nugent                                    834,403,468   7,411,769
Fergus Reid                                       835,540,913   6,274,324
Ronald E. Robison                                 835,536,348   6,278,889

TRUSTEES

Barton M. Biggs
Chairman of the Board
Chairman and Director,
Morgan Stanley Investment Management Inc. and
Morgan Stanley Investment Management Limited;
Managing Director, Morgan Stanley & Co.

John D. Barrett II
Chairman and Director,
Barrett Associates, Inc.

Thomas P. Gerrity
Professor of Management,
Wharton School of Business,
University of Pennsylvania

Gerard E. Jones
Of Counsel, Shipman & Goodwin, LLP

Joseph J. Kearns
Investment Consultant

Vincent R. McLean
Formerly Executive Vice President,
Chief Financial Officer
and Director, Sperry Corporation

C. Oscar Morong, Jr.
Managing Director, Morong
Capital Management

William G. Morton, Jr.
Chairman Emeritus,
Boston Stock Exchange

Michael Nugent
General Partner, Triumph Capital, LP

Fergus Reid
Chairman and Chief Executive Officer,
Lumelite Plastics Corporation

INVESTMENT ADVISER AND ADMINISTRATOR

Morgan Stanley Investments LP
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, PA 19428

DISTRIBUTOR

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, PA 19428

OFFICERS

Ronald E. Robison
President & Trustee

Stefanie V. Chang
Vice President

Lorraine Truten
Vice President

James W. Garrett
Treasurer

Mary E. Mullin
Secretary

Belinda A. Brady
Assistant Treasurer
CUSTODIAN

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

LEGAL COUNSEL

Mayer, Brown & Platt LLP
1675 Broadway
New York, New York 10019

INDEPENDENT AUDITORS

Deloitte and Touche LLP
200 Berkeley Street
Boston, MA 02116
USA

                      Morgan Stanley Investment Management
                         Morgan Stanley Investments LP

                                One Tower Bridge
                          100 Front Street  Suite 1100
                        West Conshohocken, PA 19428-2899
        Investment Adviser: (610) 940-5000 - MSIF Trust: (800) 354-8185

                               Printed in U.S.A.
                       This Report has been prepared for
                     shareholders and may be distributed to
                  others only if preceded or accompanied by a
                              current prospectus.

                                                             931-advisseman-0502